Exhibit 99.1 Schedule 5

Loan Level Exception Report
Run Date - 11/xx/2023 2:08:54 PM
ID	AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Loan Status
900000505	xx	xx	xx	xx	NY	1/xx/2022	Investment	Refinance Cash-out - Other	2	2	1	[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Lender condition: Proof mortgage on subject is 0x30x24. Credit supplemental report DLA of 5/2021. Requires proof of satisfactory payments to 12/2021.
BUYER - GENERAL COMMENT (2022-01-xx): uploaded mortgage payments
REVIEWER - GENERAL COMMENT (2022-01-xx): The only documentation provided shows that the borrower made the December 2021 payment.   Still need evidence that the borrower made 6/2021 - 11/2021 payments on-time.  Exception remains.  1/xx/2022.
BUYER - GENERAL COMMENT (2022-01-xx): uploaded VOM
REVIEWER - GENERAL COMMENT (2022-02-xx): VOM provided in trailing documents with payments made up to 12/xx/2021. Exception cleared.
BUYER - GENERAL COMMENT (2022-02-xx): Per notes exception should be cleared
REVIEWER - CLEARED COMMENT (2022-02-xx): Cleared

[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Cash out refinance. No UDCP score provided. Appraisal to be reviewed by Lender
BUYER - GENERAL COMMENT (2022-01-xx): Uploaded SSR
REVIEWER - GENERAL COMMENT (2022-01-xx): We would require approval by xx’s appraisal review department – xx Exception Remains.
BUYER - GENERAL COMMENT (2022-01-xx): Uploaded sprout appraisal approval
REVIEWER - GENERAL COMMENT (2022-01-xx): Lender correspondence provided approval from appraisal review department shows FNMA score 4.2 , where UCDP shows both FNMA and Freddie mac score as non , which is not acceptable (appraisal review department ) , Please provide revised approval appraisal review one which shows no scores , Exception remains.
BUYER - GENERAL COMMENT (2022-01-xx): 2) xx’s guides are that when the FNMA and FHLMC scores are greater than 2.5, we get a CDA/ARR
REVIEWER - GENERAL COMMENT (2022-01-xx): Both UCDP reports shows no score , we required approval from appraisal review department stating no score given , Exception remains.
BUYER - GENERAL COMMENT (2022-01-xx): Appraisal review fro sprout not required. Per our guidelines when no score is provided we obtain a CDA which we did
REVIEWER - GENERAL COMMENT (2022-01-xx): Per Section 12.12 xx requires for all Cash Out Refinances that the subject property appraisal to be ran through both Fannie Mae’s Collateral Underwriter (CU) and Freddie Mac’s Loan Collateral Advisor (LCA) and obtain a Submission Summary Report (SSR). If the risk score is greater than or equal to 3.0 the appraisal will require approval by xx’s appraisal review department
BUYER - GENERAL COMMENT (2022-02-xx): Uploaded appraisal review approval
REVIEWER - GENERAL COMMENT (2022-02-xx): Appraisal review provided inaccurately reflects that Fannie Mae SSR returned a risk score of 4.2. However the Fannie Mae SSR in loan file reflects no risk score returned.
BUYER - GENERAL COMMENT (2022-02-xx): Uploaded revised approval
REVIEWER - CLEARED COMMENT (2022-02-xx): Received updated Appraisal Approval from xx Dept. doc associated. Exception Cleared

[1] Appraisal Documentation - Loan is to be securitized.  Secondary  valuation is missing.; Sec ID: xx: Note Date:  01/xx/2022; Lien Position: 1
REVIEWER - CLEARED COMMENT (2022-01-xx): Lender provided CDA with 0% variance. This issue is cleared.

[1] Application / Processing - Missing Document: Background Check not provided
BUYER - GENERAL COMMENT (2022-01-xx): Uploaded fraud with backround
REVIEWER - GENERAL COMMENT (2022-01-xx): Fraud report is >90 days from the note date, and all red flags were not addressed.  Exception remains.
BUYER - GENERAL COMMENT (2022-01-xx): uploaded current fraud
REVIEWER - GENERAL COMMENT (2022-01-xx): Received Fraud report  01/xx/2022 , however red flags with code (5106 ; 2019 ; 1509) are not addressed , Exception remains.
BUYER - GENERAL COMMENT (2022-01-xx): Uploaded cleared fraud report
REVIEWER - CLEARED COMMENT (2022-01-xx): Cleared fraud report provided; exception cleared.

[1] General - Missing Document: Account Statements - Personal not provided
EXCEPTION INFO: Missing statement from xx Account #xx.
BUYER - GENERAL COMMENT (2022-01-xx): account not needed/used
REVIEWER - GENERAL COMMENT (2022-01-xx): Account is disclosed on the final application and 1008.  Exception remains.
BUYER - GENERAL COMMENT (2022-01-xx): Uploaded 1003
REVIEWER - CLEARED COMMENT (2022-01-xx): Account #xx not required and accounts #xx & #xx removed as per 1003 , Exception cleared.

[1] Application / Processing - Missing Document: Certificate of Good Standing not provided
EXCEPTION INFO: Certificate of Good Standing states that the Statement Status is past due.
BUYER - GENERAL COMMENT (2022-01-xx): Uploaded Status
REVIEWER - GENERAL COMMENT (2022-01-xx): Received duplicate xx whichreflect statement staus is Past Due and the due date was 04/xx/2021.  Exception remains
BUYER - GENERAL COMMENT (2022-01-xx): This was pulled this morning from the states website
REVIEWER - CLEARED COMMENT (2022-01-xx): Received xx with nest statement date due which is acceptable , Exception cleared.

[1] Closing / Title - Missing Document: Closing Protection Letter not provided
EXCEPTION INFO: Property is in New York. Lender guidelines not met to verify E&O insurance.
BUYER - GENERAL COMMENT (2022-01-23): Uploaded E&O
REVIEWER - CLEARED COMMENT (2022-01-24): Received E&O, doc associated. Exception Cleared

[1] General - Missing Document: Desk Review not provided
BUYER - GENERAL COMMENT (2022-01-23): Uploaded CDA
REVIEWER - GENERAL COMMENT (2022-01-24): Provide an updated CDA, one in file is dated 04/xx/2021. Exception Remains
BUYER - GENERAL COMMENT (2022-01-24): CDA
REVIEWER - CLEARED COMMENT (2022-01-25): Received CDA , exception cleared.

[1] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report provided is dated 07/xx/21 which is >90 days from Note date.
BUYER - GENERAL COMMENT (2022-01-23): Uploaded Fraud
REVIEWER - GENERAL COMMENT (2022-01-24): Received duplicate Fraud Report, dated 07/xx/2021 which is >90 days from note date.  Exception remains.
BUYER - GENERAL COMMENT (2022-01-25): Uploaded updated fraud
REVIEWER - GENERAL COMMENT (2022-01-25): Received Fraud report  01/xx/2022 , however red flags with code (5106 ; 2019 ; 1509) are not addressed , Exception remains.
BUYER - GENERAL COMMENT (2022-01-26): Uploaded cleared fraud report
REVIEWER - CLEARED COMMENT (2022-01-27): Cleared fraud report provided; exception cleared.

[1] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: xx
BUYER - GENERAL COMMENT (2022-01-26): uploaded cleared fraud report
REVIEWER - CLEARED COMMENT (2022-01-27): Cleared fraud report provided; exception cleared.	[2] Credit Documentation - Borrower does not own current residence and thus casts doubt on business purpose of loan.
EXCEPTION INFO: Lender Exception approved to allow no primary housing history.
REVIEWER - WAIVED COMMENT (2022-01-19): Reserves are 29.65 months, 23.65 months > program requirement of 6 months
DSC is 188.763%, 88.763% > program requirement of 100%
No public records

[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 690 is less than Guideline representative FICO score of 720.
EXCEPTION INFO: Does not meet the Maximum LTV and FICO from the 4/xx/21 guidelines.
REVIEWER - WAIVED COMMENT (2022-01-19): Reserves are 29.65 months, 23.65 months > program requirement of 6 months
DSC is 188.763%, 88.763% > program requirement of 100%
No public records

[2] General - Missing Document: Evidence Lease Payments have cleared not provided
EXCEPTION INFO: Lender Exception approved to allow subject property rental income based off leases with proof of rental deposits on 4 months of bank statements with varying rental deposit amunts.
REVIEWER - WAIVED COMMENT (2022-01-19): Reserves are 29.65 months, 23.65 months > program requirement of 6 months
DSC is 188.763%, 88.763% > program requirement of 100%
No public records	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																							The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.			xx Sales guide 03/xx/2021	Loan Review Complete
900000508	xx	xx	xx	xx	xx	NY	2/xx/2022	Investment	Refinance Cash-out - Other	3/xx/2022	2	2	1	[1] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: SEVERE STORMS AND FLOODING
Disaster Declaration Date: 10/xx/2004
Disaster End Date:  09/xx/2004
BUYER - GENERAL COMMENT (2022-02-22): This property is not in a FEMA Disaster area
REVIEWER - CLEARED COMMENT (2022-02-24): Cleared

[1] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: xx // Account Type: Funds from xx Account / Account Number: xx
EXCEPTION INFO: Missing 2 consecutive months for account #xx. Only November 2021 is provided.
BUYER - GENERAL COMMENT (2022-02-22): Oct #xx for review
REVIEWER - CLEARED COMMENT (2022-02-24): Cleared

[1] Appraisal Documentation - Loan is to be securitized.  Appraisal is missing.; Sec ID: xx: Note Date:  02/xx/2022; Lien Position: 1
EXCEPTION INFO: Missing Appraisal Report
BUYER - GENERAL COMMENT (2022-02-22): Appraisal for review
REVIEWER - CLEARED COMMENT (2022-02-24): Appraisal received. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
BUYER - GENERAL COMMENT (2022-02-22): Appraisal for review
REVIEWER - CLEARED COMMENT (2022-02-24): Appraisal provided. Exception cleared.

[1] Application / Processing - Missing Document: xx not provided
BUYER - GENERAL COMMENT (2022-02-23): xx for review
REVIEWER - CLEARED COMMENT (2022-02-24): xx provided. Exception cleared.

[1] Credit Documentation - There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.
EXCEPTION INFO: Missing Lease Agreement and Appraisal.
BUYER - GENERAL COMMENT (2022-02-22): Lease for review
REVIEWER - GENERAL COMMENT (2022-02-24): Lease agreement provided is not for the subject property.
BUYER - GENERAL COMMENT (2022-02-25): The lease provided is for xx NY xx which is the Subject property
REVIEWER - CLEARED COMMENT (2022-02-28): Cleared	[2] Guideline Issue - Verification of housing pay history is required.
EXCEPTION INFO: Borrower has no verified housing history.   Borrowe lives rent free for the past 2 years with spouse who is the sole leasor on rent/lease agreement.  Borrowers without mortgage or rental housing history including borrowers living rent free are not eligible but will be considered on an exception basis.  Lender's Exception Approval is in file.
REVIEWER - WAIVED COMMENT (2022-02-16): Lander exception with comp factors.	Borrower has owned the subject property for at least 5 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																							The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.			xx Sales Guide 10/xx/2021	Loan Review Complete
900000492	xx	xx	xx	xx	xx	IL	2/xx/2022	Primary	Purchase	Non QM	3/xx/2022	2	2	1	1	[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Allow no primary housing history due to borrower living rent free with his non-borrowing spouse (property was purchased prior to being married and is solely owned by spouse), for over 6.5 years vs program requirement that borrowers living rent free are allowed, if they are living with a relative and provide an LOE from the relative confirming no monthly obligation for primary and second homes with a maximum of 80% LTV, maximum 45% DTI, and a 10% minimum buyer's contribution of their own funds. Lender Approve exception.
REVIEWER - WAIVED COMMENT (2022-03-02): Compensating Factors used to waive Exception.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																							Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.			xx Sales Guide - November xx, 2021	Loan Review Complete
900000494	xx	xx	xx	xx	xx	NY	2/xx/2022	Investment	Purchase	4/xx/2022	2	2	1	[1] Application / Processing - Missing Document: Approval not provided
BUYER - GENERAL COMMENT (2022-03-04): CTC for review
REVIEWER - CLEARED COMMENT (2022-03-07): Received Approval document, doc associated. Exception Cleared	[2] Guideline Issue - Verification of housing pay history is required.
EXCEPTION INFO: Missing verified housing history.  xx, NY 19 year owned primary residence is not documented as owned free and clear.
BUYER - GENERAL COMMENT (2022-03-04): Proof Free and Clear
REVIEWER - GENERAL COMMENT (2022-03-07): Received search report reflecting free and clear. Please provide evidence of paid taxes and insurance to complete housing history as outlined in guides.
BUYER - GENERAL COMMENT (2022-03-15): Property is a Coop
REVIEWER - GENERAL COMMENT (2022-03-16): if you are unable to provide taxes and insurance, than a lender exception will be needed
BUYER - GENERAL COMMENT (2022-03-17): This is Taxes and Ins for a CO-OP
REVIEWER - GENERAL COMMENT (2022-03-21): The taxes and insurance are in the HOA. Guidelines do not allow for the payment of HOA to be considered as a housing history. Please provide a lender exception.
BUYER - GENERAL COMMENT (2022-03-30): Exception Approval for review
REVIEWER - WAIVED COMMENT (2022-04-01): Comp factors used to waive exception	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																							The representative FICO score exceeds the guideline minimum by at least 40 points.			xx Sales Guide 01/xx/2022 I-14 Calculation	Loan Review Complete
900000471	xx	xx	xx	xx	xx	CA	3/xx/2022	Investment	Purchase	N/A	4/xx/2022	2	1	1	2	[1] Income Documentation - REO Documents are missing.: Address: xx, CA, Address: xx, CA Statement, Tax Verification
Insurance Verification, Statement, Tax Verification
EXCEPTION INFO: Missing statement for property addresses xx, CA and xx, CA.
BUYER - GENERAL COMMENT (2022-03-29): xx #xx, settlement date on xx 12-xx-2021. The Closing Disclosure, Note, First Payment Letter, Fraud Report attached for your review.
REVIEWER - GENERAL COMMENT (2022-03-30): Documentation for xx received. Please provide evidence of PITI for xx.
BUYER - GENERAL COMMENT (2022-03-30): Please clarify.  I do not see this address anywhere in the file!
BUYER - GENERAL COMMENT (2022-03-31): I finally realized that this Borrower had another loan with xx and searched for the loan on xx.  I have attached the Note, Final Settlement Statement, HOP and  Tax Certificate and First Payment letter for your review.
REVIEWER - CLEARED COMMENT (2022-03-31): cleared	[2] Federal Compliance - Investment Property submitted as Non-QM / Exempt from ATR: Ability to Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Ability to Repay requirements.
EXCEPTION INFO: Tested as Non-QM per direction from client.
BUYER - GENERAL COMMENT (2022-04-05): Please let me know what to provide to you to clear this Exception.  Thank you.
REVIEWER - WAIVED COMMENT (2022-04-06): Waived without Compensating Factors.

[2] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Non Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.  Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.
EXCEPTION INFO: Missing HUD-1 document.
																					REVIEWER - WAIVED COMMENT (2022-03-28): Settlement Statement used.					xx Sales Guide 01/xx/2022	Loan Review Complete
900000491	xx	xx	xx	xx	xx	LA	3/xx/2022	Primary	Purchase	Non QM	4/xx/2022	2	2	1	1	[1] Income Documentation - Income Docs Missing:: Borrower: xx Third Party Verification
EXCEPTION INFO: Missing verification of employment or third party document to verify length of employment for borrower.
BUYER - GENERAL COMMENT (2022-03-23): Verification of employment with start date and active uploaded for you.
REVIEWER - CLEARED COMMENT (2022-03-25): Cleared

[1] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: Lender's Conditional Approval missing.
BUYER - GENERAL COMMENT (2022-03-23): Approval uploaded for your review.
REVIEWER - CLEARED COMMENT (2022-03-24): Received approval document , Exception cleared.	[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Allow no rental history due to borrower is living in trailer of work vehicles that he owns (paid off in full) which has custom sleeper including functioning bathroom and convection oven vs program restriction that borrowers without mortgage or rental history, including borrowers living rent-free, are not eligible but will be considered on an exception basis
REVIEWER - WAIVED COMMENT (2022-03-21): Lender granted exception approval in the loan file.	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $520.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)
EXCEPTION INFO: Provide VCC or cure to the borrower with a PC CD and evidence it was sent to the borrower with an explanation of changes.
REVIEWER - CURED COMMENT (2022-03-18): Sufficient Cure Provided At Closing	Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																							The qualifying DTI on the loan is at least 10% less than the guideline maximum.			xx Sales Guide - November xx, 2021	Loan Review Complete
900000479	xx	xx	xx	xx	MA	3/xx/2022	Investment	Purchase	4/xx/2022	2	2	1	[1] Application / Processing - Missing Document: Approval not provided
BUYER - GENERAL COMMENT (2022-04-07): Approval uploaded for your review.
REVIEWER - CLEARED COMMENT (2022-04-08): Received Approval document, doc associated. Exception Cleared	[2] Credit Documentation - Borrower does not own current residence and thus casts doubt on business purpose of loan.
EXCEPTION INFO: Borrower has no verified housing history.    Borrower lives rent free at xx primary residence.  t. Borrowers without mortgage or rental housing history including borrowers living rent free are not eligible but will be considered on an exception basis.  Lender's Exception Approval is in file.
REVIEWER - WAIVED COMMENT (2022-04-06): Lender exception in file with compensating factors.

[2] Guideline Issue - Verification of housing pay history is required.
EXCEPTION INFO: Borrower has no verified housing history.    Borrower lives rent free at xx primary residence.  t. Borrowers without mortgage or rental housing history including borrowers living rent free are not eligible but will be considered on an exception basis.  Lender's Exception Approval is in file.
REVIEWER - WAIVED COMMENT (2022-04-06): Lender granted exception approval in loan file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																							The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.			xx Sales Guide 01/xx/2022	Loan Review Complete
900000475	xx	xx	xx	xx	GA	3/xx/2022	Investment	Purchase	5/xx/2022	2	2	1	[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: No FNMA-CU or FHLMC-LCA provided, a CDA is required.
BUYER - GENERAL COMMENT (2022-04-15): Commercial Review uploaded
REVIEWER - GENERAL COMMENT (2022-04-19): Please provide all pages of field review.
BUYER - GENERAL COMMENT (2022-04-19): Review uploaded.
REVIEWER - GENERAL COMMENT (2022-04-21): Field Review provided only consist of first 2 pages. Please provide all pages of the Field Review.
BUYER - GENERAL COMMENT (2022-05-02): This is the complete Commercial Review Form 4002 uploaded again for your review.
REVIEWER - CLEARED COMMENT (2022-05-03): Cleared

[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Borrower is xx. The Borrower name on the Note is missing the xx.
BUYER - GENERAL COMMENT (2022-05-13): Please see note with xx
REVIEWER - CLEARED COMMENT (2022-05-17): Received corrected note

[1] Insurance Documentation - Flood Insurance Error: Insurance premium was not provided.
BUYER - GENERAL COMMENT (2022-04-13): Flood policy and premium uploaded for your review.
REVIEWER - CLEARED COMMENT (2022-04-14): Cleared

[1] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: xx // Account Type: Checking / Account Number: xx
EXCEPTION INFO: One month current bank statement for Acct #xx provided. Guidelines require 2 months consecutive recent statements.
BUYER - GENERAL COMMENT (2022-04-15): January statement uploaded for your review.
REVIEWER - CLEARED COMMENT (2022-04-19): Cleared

[1] Appraisal Documentation - Loan is to be securitized.  Secondary  valuation is missing.; Sec ID: xx: Note Date:  03/xx/2022; Lien Position: 1
BUYER - GENERAL COMMENT (2022-04-19): Review uploaded
REVIEWER - GENERAL COMMENT (2022-04-21): Field Review provided consist of only the first 2 pages. Please provide all pages of the Field Review.
BUYER - GENERAL COMMENT (2022-04-29): There are no other pages. All the information  is on these pages.
REVIEWER - CLEARED COMMENT (2022-05-03): Cleared

[1] General - Missing Document: Donor Check not provided
EXCEPTION INFO: Missing verification of receipt of donor funds.
BUYER - GENERAL COMMENT (2022-04-13): Wire transfer of gift funds directly to xx uploaded for your review.  It is from the same account as the Father's on the gift letter..
REVIEWER - GENERAL COMMENT (2022-04-14): Account #xx as reflected on the gift letter is not in loan file.
BUYER - GENERAL COMMENT (2022-05-20): Please see corrected gift letter uploaded for your review.
BUYER - GENERAL COMMENT (2022-05-20): Corrected gift letter uploaded.
BUYER - GENERAL COMMENT (2022-05-20): Revised gift letter
REVIEWER - GENERAL COMMENT (2022-05-23): Still the full account number #xx statement and Wire Transfer is not in the loan file , provide complete and corrected one details , Exception remains.
REVIEWER - CLEARED COMMENT (2022-05-23): Cleared

[1] Insurance Documentation - Missing Document: Flood Insurance Policy not provided
BUYER - GENERAL COMMENT (2022-04-13): Flood policy and premium uploaded for your review.
REVIEWER - CLEARED COMMENT (2022-04-14): Cleared

[1] General - Missing Document: Source of Funds/Deposit not provided
BUYER - GENERAL COMMENT (2022-05-20): Please see corrected gift letter uploaded for your review.
BUYER - GENERAL COMMENT (2022-05-20): Gift funds wire uploaded for your review.
BUYER - GENERAL COMMENT (2022-05-20): Corrected gift letter uploaded.
REVIEWER - GENERAL COMMENT (2022-05-23): Still the full account number #xx statement and Wire Transfer is not in the loan file , provide complete and corrected one details , Exception remains.
REVIEWER - CLEARED COMMENT (2022-05-23): Cleared	[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Lender Exception approved to allow xx story, xx-unit mixed use property with a total of xx sq. of which, the two first-floor commercial spaces comprise 36.60% (xx sq. ft) of the total square footage vs. program requirement that for the properties of xx or more stories, the maximum portion of the property's square footage that may be commercial use is 35.00% (or 1,530.20 sq. ft.).
REVIEWER - WAIVED COMMENT (2022-04-07): Lender exception approved with compensating factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																							The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.			xx Sales Guide - November xx, 2021	Loan Review Complete
900000482	xx	xx	xx	xx	xx	FL	5/xx/2022	Primary	Purchase	Non QM	1	1	1	1	[1] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
EXCEPTION INFO: Ability to Repay is failing due to the file is missing asset and income documentation.
BUYER - GENERAL COMMENT (2022-05-31): Statements have been uploaded
REVIEWER - CLEARED COMMENT (2022-06-01): Received missing documentation

[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Housing history verified is less than 12 months required per guidelines
BUYER - GENERAL COMMENT (2022-05-26): VOM for previous property
BUYER - GENERAL COMMENT (2022-05-31): VOM for previous mortgage uploaded
REVIEWER - CLEARED COMMENT (2022-06-01): Received

[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Twelve month Bank statement program used to qualify, however account statements for the months, 5/xx/2021-1/xx/2022, and 4/xx/2022 were not provided
BUYER - GENERAL COMMENT (2022-05-26): All statements for account #xx appear to be uploaded.
REVIEWER - GENERAL COMMENT (2022-05-31): File does not contain the previously noted bank stmts for the business used to qualify - xx - the majority of the stmts in file are personal stmts.  condition remains open for the business statements used on the uw income analysis worksheet.
BUYER - GENERAL COMMENT (2022-05-31): May to January statements uploaded
BUYER - GENERAL COMMENT (2022-05-31): April to May transaction history uploaded
REVIEWER - CLEARED COMMENT (2022-06-01): Received missing statements

[1] Federal Compliance - General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money Deposit/Earnest Money Deposit)
EXCEPTION INFO: Ability to Repay is failing due to the file is missing evidence Earnest Money Deposit.
BUYER - GENERAL COMMENT (2022-05-31): Bank statements for wire transfer has been uploaded
REVIEWER - CLEARED COMMENT (2022-06-01): Received missing documentation

[1] Federal Compliance - General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money Deposit/Earnest Money Deposit)
EXCEPTION INFO: Ability to Repay is failing due to the file is missing evidence Earnest Money Deposit.
BUYER - GENERAL COMMENT (2022-05-26): Receipts for earnest money have been uploaded
REVIEWER - GENERAL COMMENT (2022-05-31): Received deposit receipt for the earnest $; however, the funds must still be sourced to ensure they are from an acceptable source.  Condition remains open for sourcing of funds.
BUYER - GENERAL COMMENT (2022-05-31): Bank statements uploaded
REVIEWER - CLEARED COMMENT (2022-06-01): Received missing documentation

[1] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
EXCEPTION INFO: Twelve month Bank statement program used to qualify, however account statements for the months, 5/xx/2021-1/xx/2022, and 4/xx/2022 were not provided
BUYER - GENERAL COMMENT (2022-05-31): May to January statements uploaded
BUYER - GENERAL COMMENT (2022-05-31): April to May transaction history uploaded
REVIEWER - CLEARED COMMENT (2022-06-01): Received missing documentation.

[1] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 546.41965% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
EXCEPTION INFO: Twelve month Bank statement program was used to qualify, however account statements for the months, 5/xx/2021-1/xx/2022, and 4/xx/2022 were not provided
BUYER - GENERAL COMMENT (2022-05-31): The statements have been uploaded
REVIEWER - CLEARED COMMENT (2022-06-01): Received the missing statements

[1] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 546.41965% exceeds Guideline total debt ratio of 50.00000%.
EXCEPTION INFO: Twelve month Bank statement program used to qualify, however account statements for the months, 5/xx/2021-1/xx/2022, and 4/xx/2022 were not provided .
BUYER - GENERAL COMMENT (2022-05-31): The bank statements have been uploaded
REVIEWER - CLEARED COMMENT (2022-06-01): Received missing statements

[1] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Current coverage is insufficient by $927,900 based on policy. File does not contain a Replacement Cost Estimator for review.
BUYER - GENERAL COMMENT (2022-05-26): Please see xx Sales Guide
BUYER - GENERAL COMMENT (2022-05-26): Please see LOX
REVIEWER - GENERAL COMMENT (2022-05-31): Coverage does not meet guides and dec page is not specific that the policy is insured to 100% of rebuild cost as required in FL in lieu of a Replacement Cost Estimator.  Condition remains open.
BUYER - GENERAL COMMENT (2022-05-31): Please see sales guide: Note: In lieu of the RCE xx will, in the State of Florida only, provide one of two options: 1) written confirmation, an email is acceptable, from the insurance agency or agent notifying xx that the insurable value of the improvements is insured to be rebuilt at 100% or 2) coverage must be equal to the higher of the total unpaid principal balance or the Total Estimate of Cost-New value from the Cost Approach to Value section of the appraisal.
BUYER - GENERAL COMMENT (2022-05-31): LOX from insurance company uploaded
REVIEWER - GENERAL COMMENT (2022-06-01): Letter from Insurance company referenced not found - prior comment still applies regarding what is needed and condition remains open.
REVIEWER - CLEARED COMMENT (2022-06-06): Cleared

[1] General - Missing Document: Cancelled Check(s) not provided
EXCEPTION INFO: The file is missing evidence the $100,000 Earnest Money Deposit.
BUYER - GENERAL COMMENT (2022-05-26): Earnest money receipt
REVIEWER - GENERAL COMMENT (2022-05-31): Received deposit receipt for the earnest $; however, the funds must still be sourced to ensure they are from an acceptable source.  Condition remains open for sourcing of funds.
BUYER - GENERAL COMMENT (2022-05-31): Bank statement uploaded
REVIEWER - CLEARED COMMENT (2022-06-01): Received bk stmt showing wire to title company

[1] General - Missing Document: Cancelled Check(s) not provided
EXCEPTION INFO: The file is missing evidence of the $500,000 Earnest Money Deposit.
BUYER - GENERAL COMMENT (2022-05-26): Earnest money receipt
REVIEWER - GENERAL COMMENT (2022-05-31): Received deposit receipt for the earnest $; however, the funds must still be sourced to ensure they are from an acceptable source.  Condition remains open for sourcing of funds.
BUYER - GENERAL COMMENT (2022-05-31): Bank statement showing the $100,000 wire transfer for $100,000
BUYER - GENERAL COMMENT (2022-05-31): Bank statement showing wire transfer on 3/9 to xx company uploaded
REVIEWER - CLEARED COMMENT (2022-06-01): Received bk stmt showing wire to title company

[1] Federal Compliance - NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
EXCEPTION INFO: Ability to Repay is failing due to missing income and asset documentation.
REVIEWER - CLEARED COMMENT (2022-06-01): Received missing documentation

[1] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $xx  is less than amount of binding Lender Credit previously disclosed in the amount of $xx. (9300)
EXCEPTION INFO: Lender Credits was disclosed on Loan Estimate -$xx but disclosed as -$xx on Final Closing Disclosure.  File did not contain a valid COC or evidence of a tolerance cure.
BUYER - GENERAL COMMENT (2022-05-26): CD with COC uploaded
BUYER - GENERAL COMMENT (2022-05-26): DTI change. CD with COC uploaded
																				REVIEWER - CLEARED COMMENT (2022-05-27): SitusAMC received VCC.						xx Sales guide 04/xx/2022	Loan Review Complete
900000452	xx	xx	xx	xx	xx	WA	5/xx/2022	Primary	Refinance Cash-out - Other	Non QM	6/xx/2022	2	2	1	2	[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Allow 12 months of cancelled checks with 6 months of consistent mortgage payments  from 10/2021 thru 03/2022 ( checks deposited: 10/xx/21, 11/xx/21, 12/xx/21, 01/xx/22 & 03/xx/22) and six months of sporadic mortgage payments due to when the mortgage checks were cashed (checks deposited: 03/xx/21, 06/xx/21, 06/xx/21, 07/xx/21, 09/xx/21 and 09/xx/21) vs program requirement of maximum permitted delinquency is 1x30x12 with 0x30 in in the last 6 months from Note Date
REVIEWER - WAIVED COMMENT (2022-05-26): Compensating factors used to waive exception	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,814.53 exceeds tolerance of $2,071.00 plus 10% or $2,278.10. Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Fee change without a valid change of circumstance.
BUYER - GENERAL COMMENT (2022-05-31): can AMC please confirm fees included in 10% tolerance and which specific fee(s) are causing the variance
REVIEWER - GENERAL COMMENT (2022-06-01): SitusAMC upon further review Tittle fee disclosed in section B on final CD and recording fee(total $2814.53) are calculated under 10% tolerance.
But only Title-lender title insurance , Title-e recording(consider as recording service fee) and recording fee should be under 10% tolerance as service provide name is  matching for Title lender title insurance and Title -e recording(consider as recording service fee).
So tolerance should be required $1650.5-($1471*10%)=$32.4.

Need corrected CD with LOE to move fee from section B to C for Title notary,Title re-conveyance,Title sales tax and Title escrow fee
BUYER - GENERAL COMMENT (2022-06-03): Please see final settlement statement reflecting "Removal" of the two Sales Tax fees on the CD sections B8 and B9; it should be noted per the Final Settlement Statement, the xx on CD B4, B6 and B8 is misspelled and is the same Entity "xx" on the SSPL therefore included in 10% tolerance; please review and provide revised detailed calculations of fees included in AMC calculation and refund required to cure
REVIEWER - GENERAL COMMENT (2022-06-06): SitusAMC upon further review require updated PCCD removing both the sales tax fee as per final SS and and also the fee which are not taken from SSPL should be moved to section C along with payee name to be corrected as per SSPL which are spelled incorrectly on CD. Please provide updated PCCD.
BUYER - GENERAL COMMENT (2022-06-06): Please re-review final settlement statement which reflects fees are to either xx doing business as xx or xx, as a result borrower did not shop so - please clarify which fees AMC is requiring be moved to section C and why; please provide detailed 10% fee tolerance calculation and amount of refund AMC is requiring to cure
REVIEWER - GENERAL COMMENT (2022-06-07): SitusAMC upon further review  considering xx doing business as xx or xx are same .So only for Title Re-conveyance is not listed on SSPL and  Title-e recording consider as recording service fee. Also Title sales tax fee was not charged as per final SS.

Then fee calculate under 10% are Title-Lender title insurance, Title notary, Title escrow fee, Title-e recording and recording fee.

So tolerance should be required $2375.5-($2071*10%)=$97.4 .

Need cure and corrected CD with LOE to move fee from section B to C for Title re-conveyance, and Title sales tax needs to be removed.
BUYER - GENERAL COMMENT (2022-06-08): Per the final settlement statement, the Reconveyance Fee of $250 is payable to xx, borrower did not shop. Can AMC please clarify why this fee needs to be moved to section C. Per the fee tolerance worksheet the Reconveyance Fee should be included in the 10% tolerance calculation as it would be treated as other recording fees - please confirm and if AMC concurs please provide detailed calculation and refund required to cure
REVIEWER - GENERAL COMMENT (2022-06-09): SitusAMC upon further review there are two Title - Reconveyance  fee one in sec C paid to Chicago title of $275 will come under no tolerance and other one in sec B of $250 paid to xx this will come under 10% tolerance as per your confirmation. Also as per final settlement statement no sales tax fee were charged so please remove the fees and provide updated PCCD removing the fees and cure required for 10% tolerance is after removing the sales tax fees is $347.40 (Title - lenders title insurance of $1426 +Title - settlement/closing fee of $450 + Title - notary fee of $275 + recording fee of $219.50 + Title - eRecording fee of $5 + Title - reconveyance fee of $250 = $2625.50 - baseline amount of $2278.10). Please provide updated PCCD with cure of $347.40 and along with other cure documents  and also remove the two sales tax fee from PCCD.
BUYER - GENERAL COMMENT (2022-06-09): Please see initial LE reflecting title charges of included in 10% tolerance totaling $2,513 x110%= $2764.30 tolerance limit ($450 Title Escrow Fee, $1237 Lenders Title Insurance, $150 Notary Fee, $442 Recording Service Fee and $234 recording fee); Please see final settlement statement previously provided reflecting title charges of $2814.53 (lender title $1426, $5 erecording, $$150 Notary Fee prestige notary, $450 Settlement or closing fee , $45 Escrow Fee , $144.03 Lenders Premium Tax,  $250Reconveyance Fee, $125 Notary Fee, and recording Fee $219.50) - it should be noted the final settlement "does not" reflect a $275 reconveyance fee to xx and will be omitted from revised Post Consummation Closing Disclosure. xx said calculations above reflect refund required to cure is $50.13 (Initial LE 10% tolerance of $2764.30 vs $2814.53 final settlement title fees); please confirm if AMC concurs
REVIEWER - GENERAL COMMENT (2022-06-10): SitusAMC upon further review as Title-E recording fee and Title -recording service fee considered as same as per comment  and agree with the calculation.
So now cure is required  $2814.53 on final CD -on initial LE $2,513 x110%= $2764.30 =$50.13 .
Please provide the cure.
BUYER - GENERAL COMMENT (2022-06-13): see PCCD docs
REVIEWER - GENERAL COMMENT (2022-06-14): SitusAMC upon further review, received PCCD, LOE, copy of refund check & Proof of mailing for $50.13 total cure required $50.23 ($50.23 - $50.13)=$0.10. Please provide evidence $0.10 rounded off amount or provide cure.
BUYER - GENERAL COMMENT (2022-06-14): Please escalate as per 6/10 comment from AMC reflects concur with refund due of $50.10. Please provide detailed calculations as to the variance
BUYER - GENERAL COMMENT (2022-06-14): Disregard prior rebuttal, providing .10 refund
REVIEWER - GENERAL COMMENT (2022-06-15): SitusAMC  Received a comment from the Seller  to avoid the previous rebuttal, as they will provide a refund for $0.10. Awaiting cure documents to cure the exception.
BUYER - GENERAL COMMENT (2022-06-16): see PCCD docs with additional refund
REVIEWER - CURED COMMENT (2022-06-17): SitusAMC Received PCCD, LOE, Copy of check and delivery report for the cure provided.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																							The qualifying DTI on the loan is at least 10% less than the guideline maximum.			xx Sales guide 04/xx/2022	Loan Review Complete
900000465	xx	xx	xx	xx	xx	FL	5/xx/2022	Primary	Purchase	Non QM	1	1	1	1	[1] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/xx/xx/2022)
EXCEPTION INFO: Initial appraisal not provided
BUYER - GENERAL COMMENT (2022-06-06): Uploaded appraisal dated 5/03.
REVIEWER - CLEARED COMMENT (2022-06-08): Received required documentation. Cleared.

[1] Income Documentation - Income Docs Missing:: Borrower: xx Transcripts (1040) (2020)
BUYER - GENERAL COMMENT (2022-06-06): Tax Transcripts are not required on a J10 loan. Personal 1040, current paystubs and W-2's have been provided.
REVIEWER - GENERAL COMMENT (2022-06-07): Per 14.1.3. for Loan program SP J10 ...when Tax Returns are used to determine the qualifying income, required to process the executed 4506-C, and obtain the Business Tax  transcripts for that tax year. The borrower qualified using the 1120's and K-1 for the borrower's business xx therefore tax returns were used to qualify this income. Still missing the 2021 Business Tax Transcripts. Exception remains.
BUYER - GENERAL COMMENT (2022-06-20): See uploaded transcripts for 1040's & 1120S.
REVIEWER - GENERAL COMMENT (2022-06-21): Missing evidence of 2021 tax return extension.
BUYER - GENERAL COMMENT (2022-06-21): Uploaded Tax Returns Extensions.
REVIEWER - CLEARED COMMENT (2022-06-22): Received required documentation. Cleared.

[1] Income Documentation - Income Docs Missing:: Borrower: xx Business Return Transcripts (2021)
BUYER - GENERAL COMMENT (2022-06-06): Please be advised neither a CPA Letter nor Business Tax Transcripts are required for the J10 loan product.  xx Sales Guide, Section 6.1.2 - Self-Employment, states business tax returns are only required if a borrower chooses to use income from a xx that is not reflected on the borrower's personal tax return.  The 1040 reflects the business income which has already been included with the loan file.  No further documentation is required.
REVIEWER - GENERAL COMMENT (2022-06-07): Per 14.1.3. for Loan program SP J10 ...when Tax Returns are used to determine the qualifying income, required to process the executed 4506-C, and obtain the Business Tax  transcripts for that tax year. The borrower qualified using the 1120's and K-1 for the borrower's business xx therefore tax returns were used to qualify this income. Still missing the 2021 Business Tax Transcripts. Exception remains.
BUYER - GENERAL COMMENT (2022-06-20): See uploaded transcripts for 1040's & 1120S.
REVIEWER - GENERAL COMMENT (2022-06-21): Missing evidence of 2021 tax return extension.
BUYER - GENERAL COMMENT (2022-06-21): Uploaded Tax Returns Extensions.
REVIEWER - CLEARED COMMENT (2022-06-22): Received required documentation. Cleared.

[1] Application / Processing - Missing Document: Approval not provided
BUYER - GENERAL COMMENT (2022-06-06): Uploaded approval.
REVIEWER - CLEARED COMMENT (2022-06-07): Received approval document , Exception cleared.

[1] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/xx/2022,  Most Recent Tax Return End Date 12/xx/2020, Tax Return Due Date 03/xx/2022. (xx)
EXCEPTION INFO: Missing 2021 Business transcripts
BUYER - GENERAL COMMENT (2022-06-06): Please be advised neither a CPA Letter nor Business Tax Transcripts are required for the J10 loan product.  xx Sales Guide, Section 6.1.2 - Self-Employment, states business tax returns are only required if a borrower chooses to use income from a xx that is not reflected on the borrower's personal tax return.  The 1040 reflects the business income which has already been included with the loan file.  No further documentation is required.
REVIEWER - GENERAL COMMENT (2022-06-07): Per 14.1.3. for Loan program SP J10 ...when Tax Returns are used to determine the qualifying income, required to process the executed 4506-C, and obtain the Business Tax  transcripts for that tax year. The borrower qualified using the 1120's and K-1 for the borrower's business xx therefore tax returns were used to qualify this income. Still missing the 2021 Business Tax Transcripts. Exception remains.
BUYER - GENERAL COMMENT (2022-06-20): See uploaded transcripts for 1040's & 1120S.
REVIEWER - GENERAL COMMENT (2022-06-21): Missing evidence of 2021 tax return extension.
BUYER - GENERAL COMMENT (2022-06-21): Uploaded Tax Returns Extensions.
REVIEWER - CLEARED COMMENT (2022-06-22): Received required documentation. Cleared.

[1] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $52.10 exceeds tolerance of $50.00.  Insufficient or no cure was provided to the borrower. (7520)
EXCEPTION INFO: Fee change without a valid change of circumstance
BUYER - GENERAL COMMENT (2022-06-06): Uploaded executed CD with Lender Credit for Appraisal - $200 and Credit Report - $2.10
REVIEWER - CLEARED COMMENT (2022-06-07): SitusAMC  Sufficient cure was provided at closing

[1] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $925.00 exceeds tolerance of $725.00.  Insufficient or no cure was provided to the borrower. (7506)
EXCEPTION INFO: Fee change without a valid change of circumstance
BUYER - GENERAL COMMENT (2022-06-06): Uploaded executed CD with Lender Credit for Appraisal - $200 and Credit Report - $2.10
REVIEWER - CLEARED COMMENT (2022-06-07): SitusAMC  Sufficient cure was provided at closing

[1] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $922.39 exceeds tolerance of $430.00.  Insufficient or no cure was provided to the borrower. (7200)
EXCEPTION INFO: Fee change without a valid change of circumstance
BUYER - GENERAL COMMENT (2022-06-06): See uploaded LE & corresponding COC dated 5/xx/2022.
REVIEWER - GENERAL COMMENT (2022-06-07): SitusAMC Received COC dated 05/xx/2022 with a valid reason for change.	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $52.10 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)
EXCEPTION INFO: SitusAMC  Sufficient cure was provided at closing
REVIEWER - CURED COMMENT (2022-06-07): Sufficient Cure Provided At Closing

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $925.00 exceeds tolerance of $725.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
EXCEPTION INFO: SitusAMC  Sufficient cure was provided at closing
																						REVIEWER - CURED COMMENT (2022-06-07): Sufficient Cure Provided At Closing				xx Sales guide 04/xx/2022	Loan Review Complete
900000500	xx	xx	xx	xx	xx	xx	MT	4/xx/2022	Second Home	Purchase	Non QM	9/xx/2022	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)
EXCEPTION INFO: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75215)
REVIEWER - CURED COMMENT (2022-05-06): Sufficient Cure Provided At Closing

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $62.50 exceeds tolerance of $35.00.  Sufficient or excess cure was provided to the borrower at Closing. (75117)
EXCEPTION INFO: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $62.50 exceeds tolerance of $35.00.  Sufficient or excess cure was provided to the borrower at Closing. (75117)
REVIEWER - CURED COMMENT (2022-05-06): Sufficient Cure Provided At Closing

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $2,175.00 exceeds tolerance of $1,950.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
EXCEPTION INFO: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $2,175.00 exceeds tolerance of $1,950.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																						REVIEWER - CURED COMMENT (2022-05-06): Sufficient Cure Provided At Closing				xx Non-QM Underwriting Guidelines 01.xx.22	Loan Review Complete
900000493	xx	xx	xx	xx	xx	CA	2/xx/2022	Primary	Purchase	Non QM	9/xx/2022	1	1	1	1	[1] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: 02/xx/2022
EXCEPTION INFO: Missing appraisal transfer letter.
BUYER - GENERAL COMMENT (2022-03-08): Transfer letter uploaded
REVIEWER - GENERAL COMMENT (2022-03-09): Need sprout approval
BUYER - GENERAL COMMENT (2022-03-09): This is a correspondent loan. Approval is not required.
BUYER - GENERAL COMMENT (2022-03-09): Appraisal review
REVIEWER - CLEARED COMMENT (2022-03-10): Cleared

[1] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/xx/xx/2022)
BUYER - GENERAL COMMENT (2022-03-09): Effective date of appraisal is as of 12/xx/21. Proof of delivery uploaded
REVIEWER - GENERAL COMMENT (2022-03-10): It is not the effective date which drives this, but the actual report date. It appears that the appraisal was updated and we have a report date of 02/17. We need the appraisal with the original report date.
BUYER - GENERAL COMMENT (2022-03-10): Appraisal uploaded
REVIEWER - CLEARED COMMENT (2022-03-11): Received required documentation. Cleared.

[1] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/xx/xx/2022)
EXCEPTION INFO: Missing the document the borrower signed at closing indicating that they received all of the appraisal copies 3 days prior to closing, no appraisal delivery documentation was provided.
BUYER - GENERAL COMMENT (2022-03-08): Evidence of delivery uploaded. ECOA appraisal acknowledgement - not required by regulation
REVIEWER - CLEARED COMMENT (2022-03-09): Cleared

[1] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: xx // Account Type: Checking / Account Number: xx
EXCEPTION INFO: Missing 2 months bank statements for checking account ending in xx
BUYER - GENERAL COMMENT (2022-03-08): This is a new account. Uploaded one month statement and LOX
REVIEWER - CLEARED COMMENT (2022-03-09): Account just opened and funds have been sourced.

[1] General - Missing Document: Account Statements - Personal not provided
EXCEPTION INFO: Missing 2 months bank statements for checking account ending in xx.
BUYER - GENERAL COMMENT (2022-03-08): This is a new account. Only one month is available
REVIEWER - CLEARED COMMENT (2022-03-09): As far as this account is newly open with $234,743.87 , the source of funds has been verified which came from sale of real estate same associated , Exception cleared.

[1] Credit Documentation - Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided
EXCEPTION INFO: Mavent Compliance report missing
BUYER - GENERAL COMMENT (2022-03-08): Compliance report uploaded
REVIEWER - CLEARED COMMENT (2022-03-09): Cleared

[1] Income Documentation - REO Documents are missing.: Address: xx, CA Statement
EXCEPTION INFO: Missing mortgage statement for  xx
BUYER - GENERAL COMMENT (2022-03-08): Mortgage schedule uploaded
REVIEWER - GENERAL COMMENT (2022-03-09): Need mortgage statement, not am schedule.
BUYER - GENERAL COMMENT (2022-03-09): Payment history for commercial loan uploaded
BUYER - GENERAL COMMENT (2022-03-09): Note and amortization schedule that match the payment history uploaded
																				REVIEWER - CLEARED COMMENT (2022-03-10): Cleared						xx Sales Guide 01/xx/2022	Loan Review Complete
900000495	xx	xx	xx	xx	xx	AZ	4/xx/2022	Second Home	Purchase	Non QM	9/xx/2022	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. Sufficient or excess cure was provided to the borrower at Closing. (0)
EXCEPTION INFO: Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. Sufficient or excess cure was provided to the borrower at Closing.
REVIEWER - CURED COMMENT (2022-06-02): Sufficient Cure Provided At Closing

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $297.75 exceeds tolerance of $125.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
EXCEPTION INFO: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $297.75 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing.
REVIEWER - CURED COMMENT (2022-06-02): Sufficient Cure Provided At Closing

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,650.00 exceeds tolerance of $1,000.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
EXCEPTION INFO: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,650.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.
																						REVIEWER - CURED COMMENT (2022-06-02): Sufficient Cure Provided At Closing				xx Guide 03.xx.22	Loan Review Complete
900000513	xx	xx	xx	xx	11/xx/2021	Investment	Purchase	1	1	1	[1] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Address: xx, Address: xx Disaster Name: xx
Disaster Declaration Date: 09/xx/2021
Disaster End Date:  09/xx/2021
Disaster Name: xx
Disaster Declaration Date: 09/xx/2021
Disaster End Date:  09/xx/2021
EXCEPTION INFO: The property is located in a FEMA disaster area.  Provide a post-disaster inspection verifying there was no damage.  Note: the disaster end date has been identified as 09/xx/2021.  The inspection must include exterior photos and the property must be re-inspected on or after the declared end date.
REVIEWER - CLEARED COMMENT (2021-12-22): Appraisal provided. Exception cleared.

[1] Mortgage / Program Eligibility - Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.: Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.55 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.20.
EXCEPTION INFO: Missing appraisal and comparable rent schedule for xx and xx.
REVIEWER - CLEARED COMMENT (2021-12-22): Appraisal provided. Exception cleared.

[1] Appraisal Documentation - Loan is to be securitized.  Appraisal is missing.: Address: xx, Address: xx
EXCEPTION INFO: Lender to provided appraisal and comparable rent schedule.
SELLER - GENERAL COMMENT (2021-12-21): Appraisals provided
REVIEWER - CLEARED COMMENT (2021-12-22): Appraisal provided. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided: Address: xx
SELLER - GENERAL COMMENT (2021-12-21): Providing xx Appraisal
REVIEWER - CLEARED COMMENT (2021-12-22): Appraisal provided. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided: Address: xx
SELLER - GENERAL COMMENT (2021-12-21): Providing xx Appraisal
REVIEWER - CLEARED COMMENT (2021-12-22): Appraisal provided. Exception cleared.

[1] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
SELLER - GENERAL COMMENT (2021-12-21): Providing Contract of Sale for xx
SELLER - GENERAL COMMENT (2021-12-21): Providing Contract of Sale for xx
SELLER - GENERAL COMMENT (2021-12-21): Providing Contract of Sale for xx
REVIEWER - CLEARED COMMENT (2021-12-22): Purchase Agreement provided for all properties. Exception cleared.

[1] Appraisal Data Integrity - Possible FIRREA violation, appraisal is not complete and may not offer substantial backing for value.: Address: xx // Valuation Type: Appraisal / Valuation Report Date: <empty>
EXCEPTION INFO: Appraisal is missing
SELLER - GENERAL COMMENT (2021-12-21): Appraisal provided
																				REVIEWER - CLEARED COMMENT (2021-12-22): Appraisal provided. Exception cleared.						xx Guidelines eff 10.2021	Loan Review Complete
900000514	xx	xx	xx	xx	12/xx/2021	Investment	Refinance Cash-out - Other	1	1	1	[1] Credit Documentation - Background check is missing.: Credit Report: Original // Borrower: xx
EXCEPTION INFO: The file is missing the background check for the guarantor, xx.
SELLER - GENERAL COMMENT (2022-02-11): xx uploaded
REVIEWER - CLEARED COMMENT (2022-02-15): Background check for xx received. Exception cleared.

[1] Application / Processing - Missing Document: Certificate of Good Standing not provided
EXCEPTION INFO: The file is missing the certificate of good standing for xx, xx, xx, xx, xx, and xx.
SELLER - GENERAL COMMENT (2022-02-11): EIN's show entities are less than a year old so xx should no longer be needed for these
REVIEWER - CLEARED COMMENT (2022-02-15): EIN's provided showing they were assigned Oct 2021.

[1] Application / Processing - Missing Document: Employer Identification Number (EIN) not provided
EXCEPTION INFO: The file is missing the certificate of good standing for xx, xx, xx, xx, xx, and xx.
SELLER - GENERAL COMMENT (2022-02-11): xx
SELLER - GENERAL COMMENT (2022-02-11): xx
SELLER - GENERAL COMMENT (2022-02-11): xx
SELLER - GENERAL COMMENT (2022-02-11): xx
SELLER - GENERAL COMMENT (2022-02-11): xx
SELLER - GENERAL COMMENT (2022-02-11): xx
SELLER - GENERAL COMMENT (2022-02-11): xx
REVIEWER - CLEARED COMMENT (2022-02-15): EIN's provided

[1] Application / Processing - Missing Document: Flood Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the flood certificate for xx
SELLER - GENERAL COMMENT (2022-02-11): Flood Cert xx
REVIEWER - CLEARED COMMENT (2022-02-15): Received flood certificate. Exception cleared.

[1] Application / Processing - Missing Document: Flood Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the flood certificate for xx
SELLER - GENERAL COMMENT (2022-02-11): Flood xx
REVIEWER - CLEARED COMMENT (2022-02-15): Received flood certificate. Exception cleared.

[1] Application / Processing - Missing Document: Flood Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the flood certificate for xx
SELLER - GENERAL COMMENT (2022-02-11): Flood xx
REVIEWER - CLEARED COMMENT (2022-02-15): Received flood certificate. Exception cleared.

[1] Application / Processing - Missing Document: Flood Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the flood certificate for xx
SELLER - GENERAL COMMENT (2022-02-11): Flood Cert xx
REVIEWER - CLEARED COMMENT (2022-02-15): Received flood certificate. Exception cleared.

[1] Application / Processing - Missing Document: Flood Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the flood certificate for xx.
SELLER - GENERAL COMMENT (2022-02-11): Flood Cert xx
REVIEWER - CLEARED COMMENT (2022-02-15): Received flood certificate. Exception cleared.

[1] Application / Processing - Missing Document: Flood Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the flood certificate of xx.
SELLER - GENERAL COMMENT (2022-02-11): Flood Cert xx
REVIEWER - CLEARED COMMENT (2022-02-15): Received flood certificate. Exception cleared.

[1] Application / Processing - Missing Document: Flood Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the flood certificate for  xx
SELLER - GENERAL COMMENT (2022-02-11): Flood Vert xx
REVIEWER - CLEARED COMMENT (2022-02-15): Received flood certificate for xx. Exception cleared.

[1] General - Missing Document: Lease Agreement not provided
EXCEPTION INFO: The file is missing the lease agreement for xx.
SELLER - GENERAL COMMENT (2022-02-11): xx Lease
REVIEWER - CLEARED COMMENT (2022-02-15): lease agreement provided

[1] General - Missing Document: Lease Agreement not provided
EXCEPTION INFO: The file is missing a copy of the lease agreement for xx.
SELLER - GENERAL COMMENT (2022-02-11): xx Lease xx
REVIEWER - CLEARED COMMENT (2022-02-15): Lease agreement provided

[1] Application / Processing - Missing Document: Tax Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the tax certificate for xx
SELLER - GENERAL COMMENT (2022-02-11): tax cert xx
REVIEWER - CLEARED COMMENT (2022-02-15): Received Tax certification. Exception cleared.

[1] Application / Processing - Missing Document: Tax Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the tax certificate for xx
SELLER - GENERAL COMMENT (2022-02-11): xx tax cert
REVIEWER - GENERAL COMMENT (2022-02-15): Tax certificate for xx is missing in file. Exception remains.
SELLER - GENERAL COMMENT (2022-02-15): Uploading tax certificate for xx
REVIEWER - CLEARED COMMENT (2022-02-16): Tax certificate Document received details Updated and Associated.
hence exception clear

[1] Application / Processing - Missing Document: Tax Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the tax certificate for xx
SELLER - GENERAL COMMENT (2022-02-11): Tax Cert xx
REVIEWER - CLEARED COMMENT (2022-02-15): Received Tax certification. Exception cleared.

[1] Application / Processing - Missing Document: Tax Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the tax certificate for for xx
SELLER - GENERAL COMMENT (2022-02-11): Tax Cert Genesee
REVIEWER - CLEARED COMMENT (2022-02-15): Received Tax certification. Exception cleared.

[1] Application / Processing - Missing Document: Tax Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the tax certificate for xx
SELLER - GENERAL COMMENT (2022-02-11): Tax Cert xx
REVIEWER - CLEARED COMMENT (2022-02-15): Received Tax certification. Exception cleared.

[1] Application / Processing - Missing Document: Tax Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the tax certification for xx.
SELLER - GENERAL COMMENT (2022-02-11): Tax Cert xx
REVIEWER - CLEARED COMMENT (2022-02-15): Received Tax certification. Exception cleared.

[1] Application / Processing - Missing Document: Tax Certificate not provided: Address: xx
EXCEPTION INFO: The file is missing the tax certificate for  xx
SELLER - GENERAL COMMENT (2022-02-11): Tax cert xx
REVIEWER - CLEARED COMMENT (2022-02-15): Received Tax certificate for xx. Exception cleared.

[1] Credit Documentation - OFAC was not checked and required per guidelines.: Credit Report: Original // Borrower: xx
EXCEPTION INFO: The file is missing verification the OFAC was check for the guarantor, xx.
SELLER - GENERAL COMMENT (2022-02-11): No hits on Background
																				REVIEWER - CLEARED COMMENT (2022-02-15): No hit on LexisNexis report						xx Guidelines eff 12.2021	Loan Review Complete